SUBSEQUENT EVENTS (Details) (USD $)					0 Months Ended		12 Months Ended												0 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013 Jamestown, North Dakota [Member] acre	Apr. 30, 2013 Grand Forks Grand Forks, ND [Member]	May 15, 2013 Subsequent Event [Member]	May 13, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member] Bloomington Business Plaza [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Brooklyn Park 7401 Boone Avenue [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Cedar Lake Business Center [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Clive 2075 NW 94th Street Clive IA [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Dixon Avenue Industrial Park [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Nicollett VII [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Pillsbury Business Center [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Jamestown, North Dakota [Member]	Apr. 30, 2013 Subsequent Event [Member] Rapid City, Kansas [Member]	Apr. 30, 2013 Subsequent Event [Member] Rapid City, South Dakota [Member]	Apr. 30, 2013 Subsequent Event [Member] Grand Forks Grand Forks, ND [Member]	Apr. 30, 2013 Subsequent Event [Member] Minot, North Dakota [Member] acre	Jul. 01, 2013 Subsequent Event [Member] Issuance of Equity [Member]	Jul. 01, 2013 Subsequent Event [Member] Series A Preferred Stock [Member] Issuance of Equity [Member]	Jul. 01, 2013 Subsequent Event [Member] Series B Preferred Stock [Member] Issuance of Equity [Member]
Subsequent Event [Line Items]
Distributions, Redeemable Preferred Shares (in dollars per share)																				$ 51.56	$ 49.68
Distributions, common shares and units (in dollars per share)																			$ 13.00
Purchase price of acquired property														$ 700,000		$ 6,200,000	$ 10,600,000	$ 171,000
Acquisition paid with issuance of equity	12,600,000	8,100,000															560,000
Area of land (in acres)			9															0.69
Area of property (square feet)							121,669	322,751	50,400	42,510	606,006	118,125	42,929
Sales Price of Property Disposed					2,300,000	19,500,000	4,500,000	12,800,000	2,600,000	2,700,000	14,700,000	7,200,000	1,300,000
Cash paid for acquisition of property	135,800,000	97,100,000													2,900,000
Operating Partnership valued at issuance															$ 3,300,000
Number of units				96												71
Number of properties sold						4